GMO Emerging Country Debt Shares Fund Fees and Expenses - GMO Emerging Country Debt Shares Fund	Feb. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Operating Expenses Caption [Optional Text]	Annual Fund operating expenses2 <br/>(expenses that you bear each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2025, the Fund has no reportable portfolio turnover rate.